Business Operations and Summary of Significant Accounting Policies - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Antidilutive securities excluded from computation of earnings per share	3,192,910	10,595,213	3,192,910	2,910,219
Options [Member]
Antidilutive securities excluded from computation of earnings per share	2,820,489	892,500	2,820,489	907,500
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share	372,421	9,702,713	372,421	2,002,719